12. Property, Plant, and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	R$ 5,787,982	R$ 5,438,895	R$ 5,091,971
Property, plant, and equipment, additions	1,284,827	1,039,377	826,772
Property, plant, and equipment, depreciation	(628,594)	(564,026)	(516,783)
Property, plant, and equipment, transfer	(3,561)	(6,546)	(1,641)
Property, plant, and equipment, write-offs and disposals	(49,343)	(30,462)	(49,033)
Property, plant, and equipment, effect of foreign currency exchange rate variation	43,952	(89,256)	87,609
Property, plant, and equipment, opening balance CBLSA	172,525
Property, plant, and equipment, ending	6,607,788	5,787,982	5,438,895
Cost
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	11,415,100	10,564,612	9,916,978
Property, plant, and equipment, additions	1,285,338	1,039,662	829,335
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	(3,706)	(9,999)	(1,643)
Property, plant, and equipment, write-offs and disposals	(131,113)	(89,371)	(108,005)
Property, plant, and equipment, effect of foreign currency exchange rate variation	341,198	(89,804)	(72,053)
Property, plant, and equipment, opening balance CBLSA	260,246
Property, plant, and equipment, ending	13,167,063	11,415,100	10,564,612
Cost | Land
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	520,575	524,159	476,107
Property, plant, and equipment, additions	4,319	157	45,843
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	16,039	218	3,077
Property, plant, and equipment, write-offs and disposals	(969)	(202)	(4,947)
Property, plant, and equipment, effect of foreign currency exchange rate variation	4,574	(3,757)	4,079
Property, plant, and equipment, opening balance CBLSA	34,636
Property, plant, and equipment, ending	579,174	520,575	524,159
Cost | Buildings
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	1,440,204	1,382,603	1,275,728
Property, plant, and equipment, additions	10,677	11,597	14,521
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	95,630	68,989	86,725
Property, plant, and equipment, write-offs and disposals	(12,409)	(281)	(4,060)
Property, plant, and equipment, effect of foreign currency exchange rate variation	32,998	(22,704)	9,689
Property, plant, and equipment, opening balance CBLSA	72,767
Property, plant, and equipment, ending	1,639,867	1,440,204	1,382,603
Cost | Leasehold Improvements
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	796,521	701,183	631,342
Property, plant, and equipment, additions	13,819	11,109	17,825
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	116,698	87,312	55,615
Property, plant, and equipment, write-offs and disposals	(14,494)	(3,078)	(3,599)
Property, plant, and equipment, effect of foreign currency exchange rate variation	11	(5)	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	912,555	796,521	701,183
Cost | Machinery and Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	4,225,056	3,991,839	3,909,475
Property, plant, and equipment, additions	130,154	117,157	99,038
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	105,060	164,883	108,286
Property, plant, and equipment, write-offs and disposals	(16,069)	(10,209)	(12,300)
Property, plant, and equipment, effect of foreign currency exchange rate variation	277,730	(38,614)	(112,660)
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	4,721,931	4,225,056	3,991,839
Cost | Automotive fuel/lubricant distribution equipment and facilities
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	2,429,079	2,282,462	2,096,563
Property, plant, and equipment, additions	131,134	113,162	121,746
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	78,568	56,213	81,386
Property, plant, and equipment, write-offs and disposals	(29,935)	(22,758)	(17,233)
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	0	0
Property, plant, and equipment, opening balance CBLSA	112,229
Property, plant, and equipment, ending	2,721,075	2,429,079	2,282,462
Cost | LPG tanks and bottles
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	619,511	541,351	494,691
Property, plant, and equipment, additions	59,598	107,582	83,608
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	(1,149)	1,435	2,777
Property, plant, and equipment, write-offs and disposals	(34,263)	(30,857)	(39,725)
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	0	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	643,697	619,511	541,351
Cost | Vehicles
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	271,133	258,776	244,467
Property, plant, and equipment, additions	28,428	25,882	21,883
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	6,948	5,559	11,358
Property, plant, and equipment, write-offs and disposals	(21,055)	(18,575)	(18,341)
Property, plant, and equipment, effect of foreign currency exchange rate variation	1,841	(509)	(591)
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	287,295	271,133	258,776
Cost | Furniture
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	204,550	170,695	156,115
Property, plant, and equipment, additions	35,078	27,319	14,198
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	10,775	8,955	4,888
Property, plant, and equipment, write-offs and disposals	(834)	(1,315)	(440)
Property, plant, and equipment, effect of foreign currency exchange rate variation	10,756	(1,104)	(4,066)
Property, plant, and equipment, opening balance CBLSA	6,169
Property, plant, and equipment, ending	266,494	204,550	170,695
Cost | Construction in Progress
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	523,285	437,533	372,974
Property, plant, and equipment, additions	766,775	487,651	373,774
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	(386,198)	(384,335)	(337,967)
Property, plant, and equipment, write-offs and disposals	(4)	(535)	(2,550)
Property, plant, and equipment, effect of foreign currency exchange rate variation	10,192	(17,029)	31,302
Property, plant, and equipment, opening balance CBLSA	14,950
Property, plant, and equipment, ending	929,000	523,285	437,533
Cost | Advances to Suppliers
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	96,423	12,125	19,527
Property, plant, and equipment, additions	61,536	102,465	10,685
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	(48,722)	(13,781)	(18,095)
Property, plant, and equipment, write-offs and disposals	0	0	0
Property, plant, and equipment, effect of foreign currency exchange rate variation	2,930	(4,386)	8
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	112,167	96,423	12,125
Cost | Imports in progress
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	58	1,201	59
Property, plant, and equipment, additions	1,182	8,007	1,959
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	(450)	(8,895)	(817)
Property, plant, and equipment, write-offs and disposals	0	0	0
Property, plant, and equipment, effect of foreign currency exchange rate variation	(4)	(255)	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	786	58	1,201
Cost | IT Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	288,705	260,685	239,930
Property, plant, and equipment, additions	42,638	27,574	24,255
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	3,095	3,448	1,124
Property, plant, and equipment, write-offs and disposals	(1,081)	(1,561)	(4,810)
Property, plant, and equipment, effect of foreign currency exchange rate variation	170	(1,441)	186
Property, plant, and equipment, opening balance CBLSA	19,495
Property, plant, and equipment, ending	353,022	288,705	260,685
Accumulated depreciation
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(5,621,594)	(5,118,732)	(4,817,766)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(628,594)	(564,026)	(516,783)
Property, plant, and equipment, transfer	145	3,453	2
Property, plant, and equipment, write-offs and disposals	81,347	57,614	55,283
Property, plant, and equipment, effect of foreign currency exchange rate variation	(297,213)	97	160,532
Property, plant, and equipment, opening balance CBLSA	(87,721)
Property, plant, and equipment, ending	(6,553,630)	(5,621,594)	(5,118,732)
Accumulated depreciation | Buildings
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(632,908)	(591,831)	(565,308)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(46,795)	(43,778)	(40,766)
Property, plant, and equipment, transfer	130	13	15
Property, plant, and equipment, write-offs and disposals	5,535	151	1,919
Property, plant, and equipment, effect of foreign currency exchange rate variation	(28,365)	2,537	12,309
Property, plant, and equipment, opening balance CBLSA	(22,005)
Property, plant, and equipment, ending	(724,408)	(632,908)	(591,831)
Accumulated depreciation | Leasehold Improvements
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(412,449)	(359,117)	(313,647)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(71,660)	(55,913)	(48,132)
Property, plant, and equipment, transfer	(166)	339	1
Property, plant, and equipment, write-offs and disposals	8,624	2,235	2,661
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	7	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(475,651)	(412,449)	(359,117)
Accumulated depreciation | Machinery and Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(2,474,504)	(2,241,244)	(2,158,390)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(258,068)	(242,419)	(234,792)
Property, plant, and equipment, transfer	(139)	3,099	(240)
Property, plant, and equipment, write-offs and disposals	10,174	9,536	9,005
Property, plant, and equipment, effect of foreign currency exchange rate variation	(257,629)	(3,476)	143,173
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(2,980,166)	(2,474,504)	(2,241,244)
Accumulated depreciation | Automotive fuel/lubricant distribution equipment and facilities
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(1,383,069)	(1,270,797)	(1,164,074)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(144,884)	(130,613)	(116,010)
Property, plant, and equipment, transfer	(29)	0	0
Property, plant, and equipment, write-offs and disposals	26,907	18,341	9,287
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	0	0
Property, plant, and equipment, opening balance CBLSA	(44,731)
Property, plant, and equipment, ending	(1,545,806)	(1,383,069)	(1,270,797)
Accumulated depreciation | LPG tanks and bottles
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(276,414)	(249,234)	(231,001)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(45,838)	(40,941)	(34,392)
Property, plant, and equipment, transfer	130	0	(136)
Property, plant, and equipment, write-offs and disposals	16,157	13,761	16,295
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	0	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(305,965)	(276,414)	(249,234)
Accumulated depreciation | Vehicles
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(101,082)	(92,457)	(90,004)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(21,740)	(19,991)	(15,769)
Property, plant, and equipment, transfer	80	0	369
Property, plant, and equipment, write-offs and disposals	12,365	11,234	12,126
Property, plant, and equipment, effect of foreign currency exchange rate variation	(1,823)	132	821
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(112,200)	(101,082)	(92,457)
Accumulated depreciation | Furniture
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(120,747)	(110,259)	(105,483)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(15,128)	(11,146)	(10,050)
Property, plant, and equipment, transfer	(9)	5	0
Property, plant, and equipment, write-offs and disposals	594	868	323
Property, plant, and equipment, effect of foreign currency exchange rate variation	(9,275)	(215)	4,951
Property, plant, and equipment, opening balance CBLSA	(4,010)
Property, plant, and equipment, ending	(148,575)	(120,747)	(110,259)
Accumulated depreciation | IT Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(220,421)	(203,793)	(189,859)
Property, plant, and equipment, additions	0	0	0
Property, plant, and equipment, depreciation	(24,481)	(19,225)	(16,872)
Property, plant, and equipment, transfer	148	(3)	(7)
Property, plant, and equipment, write-offs and disposals	991	1,488	3,667
Property, plant, and equipment, effect of foreign currency exchange rate variation	(121)	1,112	(722)
Property, plant, and equipment, opening balance CBLSA	(16,975)
Property, plant, and equipment, ending	(260,859)	(220,421)	(203,793)
Provision for losses
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(5,524)	(6,985)	(7,241)
Property, plant, and equipment, additions	(511)	(285)	(2,563)
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	0	0	0
Property, plant, and equipment, write-offs and disposals	423	1,295	3,689
Property, plant, and equipment, effect of foreign currency exchange rate variation	(33)	451	(870)
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(5,645)	(5,524)	(6,985)
Provision for losses | Land
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(197)	(197)	(197)
Property, plant, and equipment, additions	(104)	0	0
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	0	0	0
Property, plant, and equipment, write-offs and disposals	197	0	0
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	0	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(104)	(197)	(197)
Provision for losses | Leasehold Improvements
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(560)	(659)	(462)
Property, plant, and equipment, additions	(10)	(4)	0
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	0	0	0
Property, plant, and equipment, write-offs and disposals	14	0	2
Property, plant, and equipment, effect of foreign currency exchange rate variation	(8)	103	(199)
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(564)	(560)	(659)
Provision for losses | Machinery and Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(4,347)	(4,739)	(5,895)
Property, plant, and equipment, additions	(397)	(281)	(1,137)
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	0	0	0
Property, plant, and equipment, write-offs and disposals	45	325	2,964
Property, plant, and equipment, effect of foreign currency exchange rate variation	(25)	348	(671)
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(4,724)	(4,347)	(4,739)
Provision for losses | Automotive fuel/lubricant distribution equipment and facilities
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(336)	(1,306)	0
Property, plant, and equipment, additions	0	0	(1,342)
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	0	0	0
Property, plant, and equipment, write-offs and disposals	167	970	36
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	0	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(169)	(336)	(1,306)
Provision for losses | Furniture
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(1)	(1)	(4)
Property, plant, and equipment, additions	0	0	(1)
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	0	0	0
Property, plant, and equipment, write-offs and disposals	0	0	4
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	0	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	(1)	(1)	(1)
Provision for losses | Advances to Suppliers
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	(83)	(83)	0
Property, plant, and equipment, additions	0	0	(83)
Property, plant, and equipment, depreciation	0	0	0
Property, plant, and equipment, transfer	0	0	0
Property, plant, and equipment, write-offs and disposals	0	0	0
Property, plant, and equipment, effect of foreign currency exchange rate variation	0	0	0
Property, plant, and equipment, opening balance CBLSA	0
Property, plant, and equipment, ending	R$ (83)	R$ (83)	(83)
Provision for losses | IT Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning			(683)
Property, plant, and equipment, additions			0
Property, plant, and equipment, write-offs and disposals			683
Property, plant, and equipment, effect of foreign currency exchange rate variation			R$ 0